Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Sales
Sales-related party	4,904,381
Total	4,904,381
Cost of sales	4,109,128
Gross loss	795,253
Operating Expenses
General & administrative expenses	200,351	535,929
Bad debt expense	2,472,309
Total operation expenses	2,672,660	535,929
Loss from operation	(1,877,407)	(535,929)
Other income (expenses):
Interest income (expense)	6,995
Total other income, net	6,995
Net loss from continuing operation before income taxes	(1,870,412)	(535,929)
Income tax (benefit) expenses	63,942
Net loss from continuing operations	(1,934,354)	(535,929)
Gain (loss) from discontinued operations (including disposal gain of $3,578,076 for the year ended December 31, 2025),net of tax	4,801,998	(1,667,699)
Net income (loss)	2,867,644	(2,203,628)
Foreign currency translation, net of tax	(82,842)	(35,823)
Comprehensive loss	$ 2,784,802	$ (2,239,451)
Earnings per share
Basic loss per share	$ 0.07	$ (0.05)
Diluted loss per share	$ 0.07	$ (0.05)
Weighted average common shares outstanding, basic	41,109,458	41,109,458
Weighted average common shares outstanding, diluted	41,109,458	41,109,458